Supplemental Financial Information - Additional Information (Detail) - USD ($)				3 Months Ended									12 Months Ended
	Feb. 23, 2016	Nov. 17, 2015	Jul. 28, 2015	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 23, 2015
Supplemental Financial Information [Line Items]
Senior notes							$ 5,000,000,000								$ 5,000,000,000
Quarterly cash dividend declared	$ 0.07	$ 0.07	$ 0.07	$ 0.07	$ 0.07	$ 0.07	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.14	$ 0.00
Quarterly dividend payment date	Apr. 01, 2016	Jan. 04, 2016	Oct. 01, 2015
Quarterly dividend record date	Mar. 10, 2016	Dec. 04, 2015	Sep. 04, 2015
Authorized share repurchase value			$ 1,000,000,000
Common stock, repurchase													$ 0
Greece, Spain, Portugal and Italy
Supplemental Financial Information [Line Items]
Accounts receivable from certain countries with liquidity issues				$ 95,000,000
GREECE
Supplemental Financial Information [Line Items]
Accounts receivable from certain countries with liquidity issues				27,000,000
BRAZIL
Supplemental Financial Information [Line Items]
Accounts receivable from certain countries with liquidity issues					$ 207,000,000								$ 207,000,000
BRAZIL | Hemobras Partnership
Supplemental Financial Information [Line Items]
Accounts receivable from certain countries with liquidity issues				$ 174,000,000
Maximum
Supplemental Financial Information [Line Items]
Quarterly cash dividend declared													$ 0.07